5. CONVERTIBLE NOTES PAYABLE (Details - Convertible note activity) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Initial principal balance			$ 0
Balance as of March 31, 2014	990,520	776,451	0
2009 Convertible Notes
Initial principal balance	50,000	450,250
Conversions during the fiscal year ended March 31, 2010	(70,000)	(70,000)
Conversions during the fiscal year ended March 31, 2011	(175,000)	(175,000)
Conversions during the fiscal year ended March 31, 2012	(130,250)	(130,250)
Conversions during the fiscal year ended March 31, 2013	(25,000)	(25,000)
Conversions during the fiscal year ended March 31, 2014	0	0
Conversions during the nine months ended December 31, 2013	0	0
Balance as of March 31, 2014		50,000
2010 Convertible Notes
Initial principal balance	317,072	743,600
Conversions during the fiscal year ended March 31, 2012	(405,500)	(405,500)
Conversions during the fiscal year ended March 31, 2013	(30,000)	(30,000)
Conversions during the fiscal year ended March 31, 2014	(25,000)	(25,000)
Increase in principal balance due to 12% extension fee		33,972
Conversions during the nine months ended December 31, 2013	(25,000)	(25,000)
Balance as of March 31, 2014		317,072
2011 Convertible Notes
Initial principal balance	10,931	253,760
Conversions during the fiscal year ended March 31, 2012	(15,000)	(15,000)
Conversions during the fiscal year ended March 31, 2013	(60,000)	(60,000)
Conversions during the fiscal year ended March 31, 2014	(169,000)	(169,000)
Increase in principal balance due to 12% extension fee		1,171
Conversions during the nine months ended December 31, 2013	(169,000)	(169,000)
Balance as of March 31, 2014		$ 10,931